Share-Based Compensation - Schedule of Additional Information on Performance Shares (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	0.2	0.2	0.3
Weighted average grant date fair value per share	$ 79.36	$ 58.40	$ 58.83
Aggregate intrinsic value of shares vested	$ 0.0	$ 0.0	$ 12.0
Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	0.2	0.2
Weighted average grant date fair value per share	$ 79.36	$ 58.40
Aggregate intrinsic value of shares vested	$ 0.0	$ 0.0
Relative shareholder return [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			0.3
Weighted average grant date fair value per share			$ 62.43
Aggregate intrinsic value of shares vested			$ 16.0